Fair Value Measurements (Details 3) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
US Treasury and Government [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	$ 15	$ 15	$ 20	$ 0
Total realized/unrealized gains (losses) included in Net income	0	0	(2)	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0	(3)	0
Purchases and issuances	0	0	0	20
Sales and settlements	0	0	0	0
Transfer into Level 3	0	0	0	0
Transfer out of Level 3	0	0	0	0
Financial assets, Ending Balance	15	15	15	20
States, municipalities and political subdivisions [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	24	20	15	26
Total realized/unrealized gains (losses) included in Net income	0	0	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	1	(1)	2
Purchases and issuances	8	0	10	19
Sales and settlements	0	0	0	(1)
Transfer into Level 3	0	3	0	4
Transfer out of Level 3	0	0	(4)	(35)
Financial assets, Ending Balance	32	24	20	15
Residential Mortgage Backed Securities [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	235	267	315	307
Total realized/unrealized gains (losses) included in Net income	(1)	4	4	3
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	3	21	14
Purchases and issuances	0	10	3	83
Sales and settlements	(22)	(27)	(47)	(37)
Transfer into Level 3	35	62	65	184
Transfer out of Level 3	(37)	(84)	(94)	(239)
Financial assets, Ending Balance	210	235	267	315
Commercial Mortgage Backed Securities [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	37	24	22	19
Total realized/unrealized gains (losses) included in Net income	0	(1)	(2)	1
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	0	0	2
Purchases and issuances	0	0	0	0
Sales and settlements	(1)	0	0	0
Transfer into Level 3	4	14	4	0
Transfer out of Level 3	(1)	0	0	0
Financial assets, Ending Balance	39	37	24	22
Asset-backed Securities [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	175	62	233	220
Total realized/unrealized gains (losses) included in Net income	1	2	4	7
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	(2)	(3)	8
Purchases and issuances	158	88	9	40
Sales and settlements	(36)	(17)	(49)	(33)
Transfer into Level 3	28	65	9	12
Transfer out of Level 3	(10)	(23)	(141)	(21)
Financial assets, Ending Balance	316	175	62	233
All other corporate [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	484	292	212	266
Total realized/unrealized gains (losses) included in Net income	(2)	3	0	2
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	(4)	13	(16)	8
Purchases and issuances	97	88	107	65
Sales and settlements	(30)	(60)	(12)	(33)
Transfer into Level 3	34	151	2	10
Transfer out of Level 3	0	(3)	(1)	(106)
Financial assets, Ending Balance	579	484	292	212
Trading fixed maturities [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance			0	1
Total realized/unrealized gains (losses) included in Net income				0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)				0
Purchases and issuances				0
Sales and settlements				0
Transfer into Level 3				0
Transfer out of Level 3				(1)
Financial assets, Ending Balance				0
Equity securities [Member]
Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Financial assets, Beginning Balance	47	8	18	4
Total realized/unrealized gains (losses) included in Net income	(3)	1	0	0
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0	1	0	1
Purchases and issuances	35	31	25	10
Sales and settlements	0	0	0	0
Transfer into Level 3	0	12	0	6
Transfer out of Level 3	(6)	(6)	(35)	(3)
Financial assets, Ending Balance	$ 73	$ 47	$ 8	$ 18